Reporting entity	6 Months Ended
Jun. 30, 2018
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Reporting entity

Reporting entity

ING Groep N.V. is a company domiciled in Amsterdam, the Netherlands. Commercial Register of Amsterdam, number 33231073. These Condensed consolidated interim accounts, as at and for the six months ended 30 June 2018, comprise ING Groep N.V. and its subsidiaries, together referred to as ING Group. ING Group is a global financial institution with a strong European base, offering a wide range of retail and wholesale banking services to customers in over 40 countries.